Convertible Preferred Stock - Warrants to purchase convertible preferred stock (Details) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Warrants to purchase convertible preferred stock
Sale of private placement warrants (in shares)	118,268,175	116,151,167
Series A-5 warrants
Warrants to purchase convertible preferred stock
Sale of private placement warrants (in shares)	170,455	170,455
Exercise price of warrants	$ 0.44	$ 0.44
Series A-6 warrants
Warrants to purchase convertible preferred stock
Sale of private placement warrants (in shares)	210,000	210,000
Exercise price of warrants	$ 0.50	$ 0.50
Series B warrants
Warrants to purchase convertible preferred stock
Sale of private placement warrants (in shares)	1,035,000	1,485,000
Exercise price of warrants	$ 0.01	$ 0.01
Series B-3 warrants
Warrants to purchase convertible preferred stock
Sale of private placement warrants (in shares)	116,852,720	114,285,712
Exercise price of warrants	$ 0.05	$ 0.05